LONG-TERM BANK LOANS (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2004	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
Compensating Bank Deposit IncIuded In Short Term Deposit			$ 2,343	$ 2,343
Compensating Bank Deposit Included In Long Term Deposit			2,553	4,896
Compensating Balance, Amount			4,896	7,239
Debt Instrument, Maturity Date	Nov. 09, 2024
Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Interest Rate During Period		0.50%
2011 Loans
Debt Instrument, Face Amount		23,750
Debt Instrument, Maturity Date		Sep. 30, 2017
2011 Loans | Loans With Israeli Commercial Banks First Principal [Member]
Debt Instrument, Face Amount		19,850
Debt Instrument, Interest Rate Terms		LIBOR plus 2.1%-4.35%
Debt Instrument, Frequency of Periodic Payment		20 equal quarterly installments
2011 Loans | Loans With Israeli Commercial Banks Second Principal [Member]
Debt Instrument, Face Amount		3,900
Compensating Balance, Amount		3,900
Debt Instrument, Frequency of Periodic Payment		10 equal semiannual payments
2008 Loans
Debt Instrument, Face Amount					$ 30,000